BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Period-end rate:	R15.9740 (August 31, 2021 R14.5241)
Period average rate:	R15.0017 (November 30, 2020 R16.2444)
CAD/USD
Period-end rate:	C$1.2792 (August 31, 2021 C$1.2617)
Period average rate:	C$1.2559 (November 30, 2020 C$1.3172)